Convertible Preferred Stock and Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Temporary Equity Disclosure [Abstract]
Convertible Preferred Stock and Stockholders' Deficit

7. Convertible Preferred Stock and Stockholders’ Deficit

Convertible preferred stock

In June 2018, the Company closed a subsequent sale of Series C convertible preferred stock at $2.2925 per share for $29.9 million in gross proceeds. In December 2018, the Company closed the sale of Series C-2 convertible preferred stock at $2.2925 per share for $22.6 million in gross proceeds, and between January 2019 and June 2019, the Company closed additional sales of Series C-2 convertible preferred stock at $2.2925 per share for $14.4 million in gross proceeds.

As of December 31, 2018, convertible preferred stock consisted of the following (in thousands, except share amounts):

	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A	37,509,105	37,509,105	$28,861	$37,509
Series B	25,000,000	25,000,000	49,926	50,000
Series C	26,109,363	26,109,363	59,770	59,856
Series C-2	15,400,000	9,873,412	22,554	22,635

Total convertible preferred stock	104,018,468	98,491,880	$161,111	$170,000

As of September 30, 2019, convertible preferred stock outstanding consisted of the following (in thousands, except share amounts):

	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A	37,509,105	37,509,105	$28,861	$37,509
Series B	25,000,000	25,000,000	49,926	50,000
Series C	26,109,363	26,109,363	59,770	59,856
Series C-2	29,271,007	16,184,857	36,933	37,104

Total convertible preferred stock	117,889,475	104,803,325	$175,490	$184,469

Immediately prior to the closing of the Company’s IPO on November 4, 2019, all outstanding shares of the Company’s convertible preferred stock converted into 17,467,184 shares of the Company’s common stock.

9. Convertible Preferred Stock and Stockholders’ Deficit

Convertible preferred stock

In June 2018, the Company completed a subsequent closing of Series C convertible preferred stock financing at $2.2925 per share for $29.9 million in gross proceeds. Additionally, in December 2018, the Company completed a $22.6 million Series C-2 convertible preferred stock financing at $2.2925 per share, and between January 2019 and March 2019, the Company completed subsequent closings of Series C-2 convertible preferred stock financing at $2.2925 per share for $7.0 million.

As of December 31, 2017, convertible preferred stock consisted of the following (in thousands, except share amounts):

	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A	37,509,105	37,509,105	$28,861	$37,509
Series B	25,000,000	25,000,000	49,926	50,000
Series C	26,240,224	13,054,679	29,856	29,928

Total convertible preferred stock	88,749,329	75,563,784	$108,643	$117,437

As of December 31, 2018, convertible preferred stock consisted of the following (in thousands, except share amounts):

	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A	37,509,105	37,509,105	$28,861	$37,509
Series B	25,000,000	25,000,000	49,926	50,000
Series C	26,109,363	26,109,363	59,770	59,856
Series C-2	15,400,000	9,873,412	22,554	22,635

Total convertible preferred stock	104,018,468	98,491,880	$161,111	$170,000

The rights, privileges, and preferences of the convertible preferred stock are as follows:

Conversion

Each share of Series A, Series B, Series C and Series C-2 convertible preferred stock are initially convertible, at the option of the holder at any time, into shares of common stock as determined by dividing the applicable original issue price for such series by the applicable conversion price for such series, subject to adjustment in the event of any stock splits, stock dividends, combinations, subdivisions or similar recapitalization affecting such shares, and subject also to adjustment for certain dilutive issuances. Conversion of all outstanding convertible stock is automatic upon (i) the closing of a firm commitment underwritten public offering resulting in at least $30,000,000 in gross proceeds to the Company, prior to underwriting commissions and expenses, provided that the public offering price is at least $13.7550 per share, as adjusted for any stock dividends, combinations, splits, recapitalizations and the like or (ii) the election of the holders of 55% or more of the then outstanding shares of preferred stock.

Dividends

The holders of shares of Series A, Series B, Series C and Series C-2 convertible preferred stock shall be entitled to receive dividends, when, as and if declared by the Board of Directors, at the rate per annum of $0.08, $0.16, $0.18, $0.18 per share, respectively, subject to adjustment in the event of any stock splits, stock dividends, combinations, subdivisions or similar recapitalization affecting such shares.

Accrued dividends are payable when, as and if declared by the Board of Directors, and are not cumulative. After payment of the above dividend, any additional dividends shall be distributed among all holders of common and preferred stock in proportion to the number of shares of common stock into which the representative shares are convertible.

Voting

Each holder of shares of Series A, Series B, Series C and Series C-2 convertible preferred stock is entitled to one vote for each share of common stock into which such shares of preferred stock are convertible, has voting rights and powers equal to the voting rights and powers of the common stock and shall vote together with the common stock on all matters as to which holders of common stock have the right to vote, in each case, except as provided by law or by other provisions of the Company’s Restated Certificate of Incorporation.

Election of board of directors

As long as at least 6,000,000 shares of preferred stock are outstanding, as adjusted for any stock dividends, combinations, splits, recapitalizations and the like, the holders of shares of Series A, Series B, Series C and Series C-2 convertible preferred stock, voting as a separate class, are entitled to elect two members of the Board of Directors. The holders of shares of common stock, voting as a separate class, are entitled to elect two members of the Board of Directors. The holders of the shares of preferred stock and common stock, voting together as a single class, and on an as-converted basis, are entitled to elect all remaining members of the Board of Directors.

Protective provisions

As long as at least 6,000,000 shares of preferred stock are outstanding, as adjusted for any stock dividends, combinations, splits, recapitalizations and the like, the Company shall first obtain the approval by vote or written consent of the holders of at least 65% of the then outstanding shares of preferred stock, voting together as a single class and not as a separate series, and on an as-converted basis with respect to: (i) consummation of liquidation event or effect any other merger or consolidation, (ii) amend, alter or repeal any provision of the Company’s certificate of incorporation of bylaws, (iii) increase or decrease the total number of authorized shares of common stock or preferred stock or designated shares of any series of preferred stock, (iv) authorize, issue or obligate the Company to issue any equity security having preference over any series of preferred stock, (v) redeem, purchase or otherwise acquire any share or shares of preferred stock or common stock, (vi) change the authorized number of directors of the Company, (vii) increase the number of shares of common stock reserved under any employee equity incentive plan, (viii) permit any subsidiary to sell or issue equity securities, (ix) pay or declare any dividend on any shares of capital stock and (x) authorize, issue or obligate the Company to issue any debt security if the aggregate indebtedness exceeds $5,000,000.

Liquidation preferences

In the event of any voluntary or involuntary liquidation, dissolution or winding-up of the Company or other “Liquidation Event” (as defined in the Company’s Restated Certificate of Incorporation), the holders of shares of Series A, Series B, Series C and Series C-2 convertible preferred stock shall be entitled to be paid an amount equal to the original issue price per share, subject to adjustment in the event of any stock splits, stock dividends, combinations, subdivisions or similar recapitalization affecting such shares together with any dividends declared but unpaid, prior to the payment of any distributions to the holders of common stock. If, upon the occurrence of such event, the assets and funds distributed among the holders of the Series A, Series B, Series C and Series C-2 convertible preferred stock are insufficient to permit the payment to such holders of the full aforesaid preferential amounts, then the entire assets and funds of the Company legally available for distribution are to be distributed ratably among the holders of the Series A, Series B, Series C and Series C-2 convertible preferred stock.

All holders of Series A, Series B, Series C and Series C-2 convertible preferred stock shall be deemed to have converted if, as a result of an actual conversion, such holder would receive, in the aggregate, a greater amount than the amount that would be distributed to such holder if such holder did not convert such shares of Series A, Series B, Series C and Series C-2 convertible preferred stock into common stock.

Classification

The Company has classified the convertible preferred stock outside of permanent equity on the balance sheet as these shares can be redeemed upon the occurrence of certain change in control events that are outside of the Company’s control, including liquidation, sale or transfer of the Company. The Company has not adjusted the carrying values of the convertible preferred stock to the liquidation preferences of such shares because it is uncertain whether or when an event would occur that would obligate the Company to pay the liquidation preferences to holders of shares of redeemable convertible preferred stock, and at the balance sheet dates these circumstances were not probable. Subsequent adjustments to the carrying values of the liquidation preferences will be made only when it becomes probable that such a liquidation event will occur.